Debt (Details)			12 Months Ended
	Feb. 19, 2026	Jul. 12, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 19, 2025 $ / shares	Feb. 18, 2025 USD ($)	Feb. 17, 2025 USD ($)
Borrowings [Abstract]
Total long-term and current debt			$ 200,000,000.0	$ 250,000,000.0
Debt Rollforward [Abstract]
Borrowings, beginning balance			250,000,000.0	0
Debt issued				250,000,000.0
Debt repayments		$ 308,300,000	50,000,000.0	308,300,000
Borrowings, ending balance			200,000,000.0	250,000,000.0
Borrowings, covenant, minimum interest coverage ratio | $ / shares					3.0
Borrowings, covenant, maximum net leverage ratio | $ / shares					3.5
Argonaut Transaction
Debt Rollforward [Abstract]
Acquired debt from Argonaut		299,700,000		299,700,000
Debt repayments				308,300,000
Revolving Credit Facility
Borrowings [Abstract]
Total long-term and current debt		218,000,000.0	200,000,000.0
Debt Rollforward [Abstract]
Borrowings, ending balance		$ 218,000,000.0	200,000,000.0
Undrawn borrowing facilities			550,000,000.0
Borrowing facilities, maximum borrowing capacity						$ 750,000,000.0	$ 500,000,000.0
Borrowing facilities, accordion feature						$ 250,000,000.0
Revolving Credit Facility | Argonaut Transaction
Debt Rollforward [Abstract]
Debt repayments				299,700,000
Accrued interest				8,200,000
Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)1 | Bottom of range
Debt Rollforward [Abstract]
Borrowings, adjustment to interest rate basis						1.45%
Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)1 | Top of range
Debt Rollforward [Abstract]
Borrowings, adjustment to interest rate basis						2.50%
Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)1 | Amended Borrowings | Bottom of range
Debt Rollforward [Abstract]
Borrowings, adjustment to interest rate basis	1.45%
Stand-by fees, percentage	0.0029
Revolving Credit Facility | Carrying Amount
Borrowings [Abstract]
Total long-term and current debt			200,000,000.0
Debt Rollforward [Abstract]
Borrowings, ending balance			200,000,000.0
Revolving Credit Facility - Drawn Amounts
Borrowings [Abstract]
Total long-term and current debt			200,000,000
Debt Rollforward [Abstract]
Debt issued				$ 250,000,000.0
Debt repayments			50,000,000.0
Borrowings, ending balance			$ 200,000,000